Credit Facility (Tables)	12 Months Ended
Apr. 30, 2016
Credit Facility

The following table presents selected information related to the Company’s credit facilities:

	Fiscal 2016	Fiscal 2015	Fiscal 2014
Credit facility at period end	$47,200	—	—
Average balance outstanding during the period	$66,948	18,227	48,254
Maximum borrowings outstanding during the period	$293,200	202,800	180,300
Weighted average interest rate during the period (a)	8.21%	38.18%	15.65%
Interest rate at end of period	2.69%	0.00%	0.00%

(a)	Includes commitment fees.